February 24, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Highland Funds I (the “Registrant”)_ Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File Nos. 333-132400 and 811-21866)
Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of Highland Funds I (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 25 to the Highland Funds I Registration Statement under the Securities Act and Amendment No. 28 to the Highland Funds I Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 25/28”) for Highland Floating Rate Opportunities Fund, a series of the Registrant (the “Fund”), including: (i) the Class A, Class B and Class C Shares Prospectus for the Fund; (ii) the Class Z Shares Prospectus for the Fund; (iii) the Statement of Additional Information for the Fund; (iv) the signature page; and (v) exhibits. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.
     This Amendment No. 25/28 is being filed to register Class A, Class B, Class C and Class Z shares of Highland Floating Rate Opportunities Fund, a new series of the Registrant. As has been designated on the facing sheet, it is intended that this Amendment No. 25/28 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.
     Subject to approval by shareholders of Highland Floating Rate Advantage Fund (File Nos. 333-51788 and 811-09709) and Highland floating Rate Fund (File Nos. 333-51466 and 811-08953), Highland Floating Rate Opportunities Fund is expected to be the successor to reorganizations of Highland Floating Rate Advantage Fund and Highland Floating Rate Fund. Upon the consummation of the reorganizations, it is expected that Highland Floating Rate Opportunities Fund will succeed to the accounting and performance history of Highland Floating Rate Advantage Fund.

ROPES & GRAY LLP

Securities and Exchange Commission	- 2 -	February 24, 2011
     Please direct any questions regarding the enclosed materials to the undersigned at 617-235-4636.

Sincerely,
/s/ Jessica Reece

Jessica Reece

cc:	Brian Mitts, Highland Capital Management, L.P. Elizabeth J. Reza, Esq. Adam Collicelli, Esq.